Stockholders Equity (Tables)	3 Months Ended
Sep. 30, 2024
Stockholders Equity
Schedule Of Transactions in stock options
		Weighted	Weighted average
	Number of	average	remaining life
	options	exercise price	(in years)
Outstanding, June 30, 2024	377,600	0.92	2.76
Granted	-	-	-
Cancelled	-	-	-
Exercised	(45,000)	-	-
Exercisable, September 30, 2024	332,600	$0.98	$2.49